BANK BORROWING	6 Months Ended
Jun. 30, 2023
BANK BORROWING
BANK BORROWING

10.BANK BORROWING

	June 30,	December 31,
	2023	2022
Bank borrowing	$1,379,063	$1,449,864

On December 22, 2022, Baosheng Network entered into a bank loan agreement with Bank of Beijing under which under which Beijing Baosheng borrowed a one-year loan of RMB10,000,000 million (approximately $1,449,846). The interest rate for the borrowing was fixed at 3.65% per annum. The loan is guaranteed by two third parties, for whom the Company involved a third party counter-guarantor. In addition the Company pledged its properties with the counter guarantor.

For the six months ended June 30, 2023 and 2022, interest expense arising from the bank borrowing amounted to $26,341 and $nil, respectively.